Significant Related Party Transaction and Balances - Schedule of Remuneration Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Schedule of Remuneration Key Management Personnel [Abstract]
Salaries and related costs	$ 1,495,255	$ 192,496	$ 1,490,000	$ 1,350,000
Defined contribution plan	36,541	4,704	36,000	36,000
Total remuneration	$ 1,531,796	$ 197,200	$ 1,526,000	$ 1,386,000